Organization and Principal Activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Organization and Principal Activities [Abstract]
Beneficial interest rate	100.00%	100.00%
Total costs and expenses			¥ 110,640	¥ 615,674
Share based compensation expenses	¥ 191,632	$ 26,428	291,429	101,830
Remaining allocated expenses	¥ 2,803,491	$ 386,619	2,694,593	1,911,547
Exclusive consultancy and service agreements term	10 years	10 years
Exclusive consultancy and service agreements extended term	10 years	10 years
Paid-in capital of VIE amount
Statutory reserves	1,568
Excess cash	¥ 155,960
Predecessors [Member]
Organization and Principal Activities [Abstract]
Share based compensation expenses			100,988	101,830
Predecessors [Member]
Organization and Principal Activities [Abstract]
Remaining allocated expenses			¥ 9,652	¥ 513,844